Receivables (Tables)	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Receivables
Receivables consisted of the following:

	December 31,
(dollars in millions)	2012	2011

Trade receivables	$1,823.2	$1,523.5
Insurance company receivables related to the indemnity settlement with BP Exploration and Production Inc. (see Note 19)	–	167.5
Other receivables	151.4	76.2
Allowance for doubtful accounts	(7.9)	(9.9)

Total receivables	$1,966.7	$1,757.3